RIGHT-OF-USE ASSETS AND LEASE LIABILITES	12 Months Ended
Dec. 31, 2019
RIGHT-OF-USE ASSETS AND LEASE LIABILITES
RIGHT-OF-USE ASSETS AND LEASE LIABILITES

12          RIGHT-OF-USE ASSETS AND LEASE LIABILITES

a)	Right-of-use

The Group has lease agreements according to the following composition:

	2019
	Property:	Servers and
	Agencies and	technology	Spaces for	Transport	Other
	offices	platforms	ATM	units	leases	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Cost -	819,046	168,371	25,146	3,006	7,394	1,022,963
Balance at December 31	819,046	168,371	25,146	3,006	7,394	1,022,963

Accumulated depreciation -
Balance at January 1, 2019	—	—	—	—	—	—
Depreciation of the period	125,462	39,891	7,900	400	3,654	177,307
Acquisition of business and others	5,299	700	—	571	—	6,570
Balance at December 31	130,761	40,591	7,900	971	3,654	183,877

Net carrying amount	688,285	127,780	17,246	2,035	3,740	839,086

b)	Lease Liabilities

The Group maintains contracts, with certain renewal options and for which the Group has reasonable certainty that this option will be exercised. In those cases, the period of lease used to measure the liability and assets corresponds to an estimation of future renovations.